CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS:
Cash and cash equivalents	$ 29,388	$ 82,003
Accounts receivable, trade	753	691
Inventories	3,704	2,307
Prepaid expenses and other assets	1,069	845
Restricted cash, current	0	600
Total current assets	34,914	86,446
FIXED ASSETS:
Vessels (Note 4)	421,903	333,078
Accumulated depreciation (Note 4)	(37,354)	(26,984)
Vessels' net book value (Note 4)	384,549	306,094
Property and equipment, net (Note 5)	987	1,089
Total fixed assets	385,536	307,183
OTHER NON-CURRENT ASSETS:
Deferred charges, net	2,475	0
Restricted cash, non-current (Note 7)	9,000	9,270
Prepaid charter revenue (Note 6)	3,798	6,364
Total assets	435,723	409,263
CURRENT LIABILITIES:
Current portion of long-term bank debt, net of unamortized deferred financing costs (Note 7)	14,897	5,804
Related party financing, current (Note 3)	5,000	0
Accounts payable, trade and other	2,707	1,807
Due to related parties, current (Note 3)	105	136
Accrued liabilities	1,341	1,052
Deferred revenue, current (Note 8)	647	491
Total current liabilities	24,697	9,290
Long-term portion of bank debt, net of unamortized deferred financing costs (Note 7)	127,781	92,494
Related party financing, non-current (Note 3)	43,950	50,867
Other liabilities, non-current	121	169
Commitments and contingencies (Note 9)	0	0
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 25,000,000 shares authorized, none issued	0	0
Common stock, $0.01 par value; 500,000,000 shares authorized; 73,890,581 and 73,158,991 issued and outstanding as at December 31, 2015 and 2014, respectively (Note 10)	739	731
Additional paid-in capital (Note 10)	373,117	372,197
Other comprehensive income / (loss)	5	(68)
Accumulated deficit	(134,687)	(116,417)
Total stockholders' equity	239,174	256,443
Total liabilities and stockholders' equity	$ 435,723	$ 409,263